Operating profit	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Operating profit
6. Operating profit
Operating profit for the year / period is stated after charging / (crediting):

	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Staff costs	126.2	59.0	90.4	72.8
Cost of inventories recognized as an expense	63.5	30.7	56.2	59.3
Write down of inventories recognized as an expense	3.8	1.6	2.8	1.4
R&D expenditure (excluding UK R&D tax credits)	7.9	5.3	24.9	16.9
UK R&D tax credits	(2.5)	(0.7)	(1.5)	(1.9)
Depreciation of property, plant and equipment	11.0	4.3	7.3	4.8
Amortization of intangible assets	20.9	7.9	15.7	10.5
Depreciation of right-of-use assets	9.1	3.8	6.7	—
Movements arising on financial instruments at fair value through profit or loss	—	(0.4)	—	0.4
Other net foreign exchange differences (including cash flow hedge movements reclassified from other comprehensive income)	(0.8)	1.6	(0.6)	(0.1)

*	See note 1(d) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.

	Year ended 31 December 2021 £000	Six months ended 31 December 2020 £000	Year ended 30 June 2020 £000	Year ended 30 June 2019 £000
Audit services
—Group and parent company	646	426	279	178
—Subsidiary companies pursuant to legislation	12	—	8	8
—Assurance services in respect of controls work for US complianc e	—	—	200	—

Total audit fees	658	426	487	186
Audit related assurance services
—Interim review	87	63	22	22
—Attestation under s404 of Sarbanes-Oxley Act 2002 and audit of 20-F filing	535	—	—	—
—Services in respect of the Group’s US listing	653	—	76	—
—Other	35	—	—	—
Total assurance-related fees	657	716	98	22
Other services	6	—	1	1

Total auditor remuneration	1,321	1,142	586	209
Fees in respect of controls work for US compliance relate to additional controls work required to comply with the US Public Company Accounting Oversight Board (PCAOB).
Audit related assurance services in respect of the Group’s secondary listing in the US, which was completed in October 2020, relate to work on documents required for the US Securities and Exchange Commission (SEC). This includes the Attestation of the Group’s internal control framework under s404 of the Sarbanes-Oxley Act 2002 and other related services.